Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Locations	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	¥ 585,365,937	$ 82,647,287	¥ 682,292,979	¥ 933,791,519
Mainland PRC revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	542,958,194	76,659,777	483,328,411	593,803,869
Hong Kong revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	32,297,915	4,560,113	61,882,662	118,590,946
International revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	¥ 10,109,828	$ 1,427,397	¥ 137,081,906	¥ 221,396,704